Significant accounting judgements and estimates (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 244	$ 214
Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	11	13
Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 22	$ 17